Commitments And Contingencies (Details) $ in Thousands, £ in Millions, R in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 USD ($)	May 21, 2024 USD ($)	May 21, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Provision	$ 37,000				$ 8,000			$ 50,000
Holding deposit amount	1,800			R 30
Austria, Germany And Netherlands
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Customer claims provided	9,000				$ 6,900
Jumpman
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Estimated financial effect of contingent liabilities						$ 16,900	£ 12.1	$ 29,000	£ 21.5
Provision	26,400		£ 19.6			$ 17,900	£ 13.3
Payment of contingent liabilities	1,000	£ 0.7
Adjusted for interest and penalties	$ 9,500	£ 7.1